Note 16 - Fair value Measurement, Additional Information (Detail) (USD $) In Millions	Sep. 30, 2011
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 67,528
Estimated fair value of the Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 69,182